American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2024

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.4%
Diversified Bond Fund G Class	31,065,365	284,869,399
High Income Fund G Class	6,230,561	54,081,270
Inflation-Adjusted Bond Fund G Class	4,816,111	51,339,748
Short Duration Fund G Class	11,817,457	115,692,903
Short Duration Inflation Protection Bond Fund G Class	10,269,732	108,037,578
		614,020,898
Domestic Equity Funds — 32.9%
Focused Large Cap Value Fund G Class	12,116,163	135,095,217
Growth Fund G Class	1,331,492	80,635,175
Heritage Fund G Class	936,281	28,434,855
Mid Cap Value Fund G Class	2,879,258	48,544,296
Select Fund G Class	161,329	20,341,937
Small Cap Growth Fund G Class(2)	653,366	15,432,508
Small Cap Value Fund G Class	1,401,792	15,517,840
Sustainable Equity Fund G Class	2,807,105	155,625,929
		499,627,757
International Fixed Income Funds — 14.8%
Emerging Markets Debt Fund G Class	1,946,136	17,378,994
Global Bond Fund G Class	23,453,848	207,097,477
		224,476,471
International Equity Funds — 11.9%
Emerging Markets Fund G Class	38,219	451,752
Global Real Estate Fund G Class	1,111,233	15,435,030
International Growth Fund G Class	5,703,137	72,829,054
International Small-Mid Cap Fund G Class	846,045	8,663,497
International Value Fund G Class	9,335,869	83,929,467
Non-U.S. Intrinsic Value Fund G Class	45,538	445,357
		181,754,157
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,274,353,518)		1,519,879,283
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,519,879,283

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$299,216	$3,624	$16,949	$(1,022)	$284,869	31,065	$(1,599)	$3,624
High Income Fund	57,617	1,013	5,545	996	54,081	6,231	(578)	1,013
Inflation-Adjusted Bond Fund	55,257	—	4,564	647	51,340	4,816	(299)	—
Short Duration Fund	119,464	1,550	5,764	443	115,693	11,817	(315)	1,527
Short Duration Inflation Protection Bond Fund	111,211	316	4,721	1,232	108,038	10,270	48	—
Focused Large Cap Value Fund	142,822	938	9,397	732	135,095	12,116	3,574	938
Growth Fund	82,767	897	4,810	1,781	80,635	1,331	919	—
Heritage Fund	30,333	—	1,846	(52)	28,435	936	2,123	—
Mid Cap Value Fund	52,705	317	3,669	(808)	48,545	2,879	1,310	317
Select Fund	21,232	—	1,253	363	20,342	161	258	—
Small Cap Growth Fund(3)	16,771	—	1,112	(226)	15,433	653	311	—
Small Cap Value Fund	17,133	80	731	(964)	15,518	1,402	285	79
Sustainable Equity Fund	164,564	—	6,828	(2,110)	155,626	2,807	5,692	—
Emerging Markets Debt Fund	18,924	248	2,253	460	17,379	1,946	(269)	248
Global Bond Fund	216,475	—	12,849	3,471	207,097	23,454	(1,435)	—
Emerging Markets Fund	1,226	—	364	(410)	452	38	459	—
Global Real Estate Fund	16,726	—	2,012	721	15,435	1,111	319	—
International Growth Fund	78,005	—	2,623	(2,553)	72,829	5,703	1,432	—
International Small-Mid Cap Fund	10,048	—	1,047	(338)	8,663	846	97	—
International Value Fund	88,989	—	3,703	(1,357)	83,929	9,336	711	—
Non-U.S. Intrinsic Value Fund	1,111	—	427	(239)	445	46	246	—
	$1,602,596	$8,983	$92,467	$767	$1,519,879	128,964	$13,289	$7,746
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.